Filed pursuant to 497(e)

File Nos. 333-48456 and 811-10183

BRIGHTHOUSE FUNDS TRUST I

SUPPLEMENT DATED NOVEMBER 4, 2020

TO THE

STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2020, AS REVISED MAY 7, 2020, AS SUPPLEMENTED

AMERICAN FUNDS® GROWTH PORTFOLIO

Paul Benjamin and Dylan Yolles serve as portfolio managers of the American Funds® Growth Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust I. Michael T. Kerr no longer serves as portfolio manager of the Portfolio. The following changes are made to the statement of additional information of the Portfolio.

In the Portfolio’s Other Accounts Managed table in Appendix C, the information with respect to Mr. Kerr is deleted in its entirety and the following information is added:

	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
Name of Portfolio Manager	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Paul Benjamin[1]	Registered Investment Companies	2	$269,200,000,000	0	N/A
	Other Pooled Investment Vehicles	2	$260,000,000	0	N/A
	Other Accounts	0	N/A	0	N/A

Dylan Yolles[1]	Registered Investment Companies	3	$149,100,000,000	0	N/A
	Other Pooled Investment Vehicles	1	$170,000,000	0	N/A
	Other Accounts	0	N/A	0	N/A

[1]	Other Accounts Managed information is as of October 1, 2020.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH

THE STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE